Income Taxes - Reconciliation of Estimated Income Tax to Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Major components of tax expense (income) [abstract]
Profit before income taxes	$ 143,952	$ 131,152	$ 101,867
Income tax expense at tax rates applicable to individual entities	43,379	41,264	32,702
Effect of:
Items not deductible for tax	414	544	221
Exempt income	(18,380)	(16,024)	(11,250)
Non tax deductible goodwill impairment	776		0
(Gain)/loss in respect of which deferred tax (liability)/asset not recognized due to uncertainty and ineligibility to carry forward	178	138	324
Recognition of unutilized tax benefits / Unrecognized losses utilized	(264)	(841)
Temporary difference that will reverse during tax holiday period	2,138	614	22
Change in tax rate and law	55	(401)	(5,685)
Provision for uncertain tax position	(409)
State taxes	61	620	317
Due to acquisitions and merger			(1,686)
One time tax on undistributed earnings			266
Others, net	(765)	(195)	200
Income tax expense	$ 27,183	$ 25,719	$ 15,431